UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 86.6%
California 79.0%
ABAG Finance Authority For Non Profit Corps., CA, Certificates of Participation, Stanford Health Services, ETM, 6.0%, 11/1/2007 (a)	605,000	618,963
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (a)	1,455,000	939,450
Series C, Zero Coupon, 9/1/2018 (a)	1,000,000	616,370

Series C, 6.0%, 9/1/2014 (a)	1,000,000	1,165,600
Series C, 6.0%, 9/1/2016 (a)	1,000,000	1,177,110
Series A, 6.0%, 9/1/2024 (a)	3,500,000	4,337,130
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017 (a)	1,735,000	1,129,936
Series A, Zero Coupon, 8/1/2018 (a)	1,510,000	939,280
Beverly Hills, CA, School District General Obligation, Unified School District:
Series A, 5.375%, 8/1/2019	1,000,000	1,099,660
Series A, 5.375%, 8/1/2021	1,230,000	1,352,582
Burbank, CA, School District General Obligation, Unified School District, Series B, Zero Coupon, 8/1/2014 (a)	3,000,000	2,243,970
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (a)	4,000,000	2,374,160
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014 (a)	2,240,000	1,670,099
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.375%, 5/1/2021	2,000,000	2,208,000
Series A, 5.375%, 5/1/2022	20,000,000	22,080,000
Series A, 5.875%, 5/1/2016	10,500,000	11,849,565
California, Electric Revenue, Efficiency Financing Authority, 5.5%, 4/1/2017 (a)	1,285,000	1,318,654
California, Higher Education Revenue, 5.25%, 11/1/2019 (a) (b)	3,500,000	3,831,415
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (a)	1,470,000	1,092,386
California, Hospital & Healthcare Revenue, Communities Development Authority, 6.5%, 8/1/2012	15,270,000	16,348,520
California, Hospital & Healthcare Revenue, Health Facilities Finance Authority:
Series A, Zero Coupon, 10/1/2012 (a)	4,900,000	3,956,162
Series A, 6.7%, 3/1/2011	100,000	100,232
California, Hospital & Healthcare Revenue, Statewide Community Development Authority, 6.0%, 6/1/2010 (a)	1,000,000	1,082,260
California, Housing Finance Agency Revenue, AMT:
Series D, 3.5% *, 8/1/2033 (a)	500,000	500,000
Series G, 5.7%, 2/1/2007 (a)	500,000	501,295
California, Resource Recovery Revenue, Tobacco Securitization Authority, Series A, 5.375%, 6/1/2041	5,000,000	5,397,150
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	4,750,000	5,138,028
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	790,000	810,666
California, Single Family Housing Revenue, Housing Finance Agency, AMT, Series G, 5.8%, 2/1/2008 (a)	1,195,000	1,208,026
California, Single Family Housing Revenue, Mortgage Finance Authority, AMT, Series B, 7.3%, 6/1/2031	45,000	46,423
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	11,070,867
Series B, 5.625%, 6/1/2038	13,655,000	15,291,688
Series 2003-A-1, 6.75%, 6/1/2039	16,750,000	19,276,737
California, State Agency General Obligation Lease, Public Works Board, Department of Corrections:
Series A, 7.4%, 9/1/2010 (a)	1,000,000	1,134,980
Series A-2, 7.4%, 9/1/2010	3,365,000	3,818,064
California, State Department of Water Resources Revenue, Central Valley Project, Series AD, 5.0%, 12/1/2018 (a)	1,300,000	1,424,904
California, State Department of Water Resources, Power Supply Revenue, Series C-5, 3.36% *, 5/1/2022, Dexia Credit Local (c)	450,000	450,000
California, State General Obligation:
Series B-4, 3.3% *, 5/1/2033, BNP Paribas (c)	700,000	700,000
5.0%, 2/1/2013	1,250,000	1,333,938
5.0%, 3/1/2017	4,850,000	5,304,930
5.125%, 4/1/2024	7,400,000	7,965,804

5.125%, 11/1/2024	1,000,000	1,072,690
5.25%, 12/1/2019	1,000,000	1,052,270
5.5%, 3/1/2016	9,000,000	9,644,580
Prerefunded, 5.875%, 10/1/2019	8,925,000	9,599,284
Prerefunded, Series 2006, 5.875%, 10/1/2019	785,000	844,754
Series 2006, 5.875%, 10/1/2019	290,000	309,189
6.5%, 9/1/2010	1,305,000	1,440,746
California, State Public Works Board Lease Revenue, University of California Projects, Series F, 5.0%, 11/1/2018	5,405,000	5,828,320
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,899,650
California, State University Revenue:
Series C, 5.0%, 11/1/2019 (a)	18,245,000	19,999,074
Series A, 5.0%, 11/1/2024 (a)	5,000,000	5,330,000
Series A, 5.25%, 11/1/2021 (a)	3,090,000	3,382,592
California, Statewide Communities Development Authority, Certificates of Participation, 6.0%, 8/15/2017 (a)	1,000,000	1,072,160
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Avian Glen Apartments Project, Series CC, AMT, 3.53% *, 8/1/2039, Citibank NA (c)	1,000,000	1,000,000
California, University of California Revenues, Series F, 5.0%, 5/15/2019 (a)	2,000,000	2,176,520
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2014 (a)	12,000,000	13,668,840
California, Water & Sewer Revenue, Department of Water Research Center Valley Project, Series X, 5.5%, 12/1/2017 (a)	5,500,000	6,397,380
California, Water & Sewer Revenue, Metropolitan Water District of Southern California:
Series A, 5.25%, 7/1/2014	5,210,000	5,637,481
Series A, 5.25%, 3/1/2017	7,300,000	7,894,950
Capistrano, CA, School District General Obligation, Unified School District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (a)	1,000,000	1,104,680
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018 (a)	3,050,000	1,878,007
Castaic Lake, CA, Water & Sewer Revenue, Water System Improvement Project, Series A, 7.25%, 8/1/2007 (a)	1,000,000	1,024,060
Chabot-Las Positas, CA, Community College District, Election of 2004:
Series A, 5.0%, 8/1/2023 (a)	4,445,000	4,903,102
Series A, 5.0%, 8/1/2024 (a)	4,635,000	5,112,683
Chino Basin, CA, Water & Sewer Revenue, Regional Financing Authority, 5.9%, 8/1/2011 (a)	1,290,000	1,423,115
Contra Costa County, CA, GNMA Mortgage Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,715,000	3,531,129
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (a)	9,240,000	10,401,191
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (a)	2,750,000	2,809,758
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2016 (a)	555,000	379,281
Series A, Zero Coupon, 8/1/2021 (a)	1,920,000	1,040,506
Series A, Zero Coupon, 5/1/2022 (a)	1,385,000	724,147
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017 (a)	4,000,000	2,605,040
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015 (a)	3,165,000	2,286,902
Zero Coupon, 5/1/2016 (a)	3,335,000	2,302,284
ETM, Zero Coupon, 11/1/2017 (a)	5,500,000	3,576,650
Zero Coupon, 11/1/2018 (a)	4,605,000	2,835,483
Escondido, CA, Unified High School District, ETM, Zero Coupon, 11/1/2020 (a)	7,000,000	3,973,410
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (a)	10,000,000	6,432,400
ETM, Zero Coupon, 1/1/2020 (a)	10,000,000	5,872,000
Series A, Prerefunded, 7.15%, 1/1/2013	975,000	1,098,338
Foothill, CA, Eastern Corridor Agency, Series A, ETM, Zero Coupon, 1/1/2020	6,100,000	3,581,920

Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016 (a)	4,755,000	3,249,519
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/2020 (a)	6,500,000	6,400,095
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/2026	5,000,000	4,640,350
Zero Coupon, 1/15/2017 (a)	5,975,000	3,654,728
Zero Coupon, 1/15/2018 (a)	6,250,000	3,610,875
Zero Coupon, 1/15/2025	10,000,000	3,621,600
Series A, Prerefunded, 6.0%, 1/1/2016	6,000,000	6,455,940
Series A, Prerefunded, 7.1%, 1/1/2011	6,000,000	6,750,240
Series A, Prerefunded, 7.15%, 1/1/2014	2,875,000	3,238,688
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017 (a)	1,760,000	2,082,784
Series A, 6.4%, 8/1/2016 (a)	2,000,000	2,371,340
Grossmont, CA, Union High School District, Election of 2004, 5.375%, 8/1/2017 (a)	2,840,000	3,144,363
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014 (a)	400,000	299,724
Las Virgenes, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 11/1/2013 (a)	2,150,000	1,661,477
Series A, Zero Coupon, 11/1/2014 (a)	1,050,000	777,693
Series A, Zero Coupon, 11/1/2015 (a)	1,275,000	902,866
Zero Coupon, 11/1/2016 (a)	1,500,000	1,014,855
Long Beach, CA, Bond Finance Authority Revenue, Redevelopment Housing & Gas Utilities Financing, Series A-1, 5.0%, 8/1/2025 (a)	2,300,000	2,460,885
Long Beach, CA, Port Authority Revenue, AMT:
Series A, 5.75%, 5/15/2016	12,570,000	13,482,331
Series A, 6.0%, 5/15/2017 (a)	1,500,000	1,762,455
Series A, 6.0%, 5/15/2018 (a)	4,000,000	4,735,560
Los Angeles County, CA, Core City General Obligation Lease, Convention and Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (a)	1,000,000	1,113,200
Los Angeles County, CA, General Obligation Lease, Disney Parking Project, Zero Coupon, 3/1/2008	2,780,000	2,647,477
Los Angeles County, CA, Sanitation Districts Financing Authority Revenue, Capital Project, Series A, 5.0%, 10/1/2021 (a)	11,900,000	12,904,836
Los Angeles, CA, Airport Revenue, AMT:
Series A, 5.5%, 8/1/2014 (a)	6,895,000	7,522,307
Series B, 5.5%, 8/1/2016 (a)	6,500,000	6,975,540
Los Angeles, CA, Core City General Obligation Lease, General Services, State Building Authority, Series A, 5.6%, 5/1/2008	7,000,000	7,202,090
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021 (a)	2,000,000	2,485,860
Los Angeles, CA, State General Obligation:
5.5%, 7/1/2014 (a)	10,000,000	11,027,800
Series E, 5.5%, 7/1/2017 (a)	5,000,000	5,523,250
Los Angeles, CA, Transportation/Tolls Revenue, Series B, 5.25%, 7/1/2015 (a)	11,800,000	12,768,190
Los Angeles, CA, Unified School District, Series A, Prerefunded, 5.375%, 7/1/2018 (a)	1,030,000	1,146,215
Los Angeles, CA, Unified School District, General Obligation, Prerefunded, 5.625%, 7/1/2018 (a)	4,990,000	5,364,350
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016 (a)	1,000,000	683,390
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (a)	2,045,000	1,529,640
Series A, Zero Coupon, 8/1/2015 (a)	2,090,000	1,495,019
Series A, Zero Coupon, 8/1/2016 (a)	2,140,000	1,462,455
Midpeninsula Regional Open Space District, CA, Other General Obligation Lease, Zero Coupon, 9/1/2020 (a)	1,190,000	672,778
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	3,715,000	3,868,281
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014 (a)	1,370,000	1,532,277
Montebello, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2013 (a)	1,945,000	1,517,119

Moreno Valley, CA, Special Assessment Revenue, Towngate Community Facilities District, Special Tax:
6.5%, 12/1/2009	2,340,000	2,367,027
7.125%, 10/1/2023	2,810,000	2,834,672
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2016 (a)	2,500,000	1,702,725
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	265,186
Oakland, CA, Port Authority Revenue, AMT, 5.75%, 11/1/2014 (a)	2,500,000	2,661,450
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 (a)	1,420,000	834,974
Pomona, CA, Unified School District, Series B, ETM, 6.25%, 8/1/2014 (a)	1,020,000	1,211,872
Redondo Beach, CA, Project Revenue, South Bay Center Redevelopment Project:
7.0%, 7/1/2016	1,000,000	1,021,940
7.125%, 7/1/2026	2,000,000	2,043,620
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 (a)	1,635,000	1,064,810
Richmond, CA, Other General Obligation Lease, Joint Powers Finance Authority, 6.6%, 9/1/2016	1,000,000	1,021,920
Richmond, CA, Water & Sewer Revenue, Zero Coupon, 8/1/2020 (a)	2,495,000	1,424,969
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (a)	1,750,000	1,252,983
Zero Coupon, 6/1/2016 (a)	2,395,000	1,638,611
Sacramento County, CA, Multi-Family Housing Authority Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 3.53% *, 7/1/2036, Citibank NA (c)	500,000	500,000
Sacramento County, CA, Resource Recovery Revenue, Sanitation District Financing Authority, Series A, 6.0%, 12/1/2014	5,000,000	5,506,600
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,117,517
6.0%, 9/1/2011	850,000	876,503
6.125%, 9/1/2014	605,000	623,779
6.3%, 9/1/2021	1,500,000	1,542,975
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series K, 5.75%, 7/1/2018 (a) (b)	5,170,000	6,136,945
Series G, 6.5%, 9/1/2013 (a)	1,270,000	1,441,856
Sacramento, CA, Other General Obligation Lease, City Financing Authority:
Series B, 5.0%, 11/1/2014	4,200,000	4,477,242
Series A, 5.4%, 11/1/2020 (a)	5,000,000	5,808,950
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	10,000,000	10,435,700
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (a)	2,685,000	1,816,590
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (a)	1,000,000	1,147,320
Series A, 6.0%, 9/1/2014 (a)	2,195,000	2,553,641
Series A, 6.0%, 9/1/2015 (a)	1,000,000	1,176,950
Salinas, CA, Other General Obligation Lease, Capital Improvement Projects, Series A, 5.625%, 10/1/2017	2,000,000	2,074,740
Salinas, CA, School District General Obligation, Series A, 5.375%, 6/1/2022 (b)	2,700,000	2,984,418
San Bernardino, CA, County General Obligation, Medical Center Financing Project:
5.5%, 8/1/2017 (a)	3,965,000	4,424,583
6.0%, 8/1/2009 (a)	3,000,000	3,120,510
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (a)	3,115,000	3,411,828
Series A, 5.25%, 11/1/2014 (a)	2,330,000	2,552,026
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2014 (a)	1,010,000	755,470
Zero Coupon, 8/1/2016 (a)	1,000,000	683,390
Zero Coupon, 8/1/2017 (a)	1,000,000	651,260

Zero Coupon, 8/1/2019 (a)	1,100,000	652,894
San Diego CA, School District General Obligation, 5.25%, 7/1/2018 (a)	1,600,000	1,768,656
San Diego, CA, School District General Obligation, Election of 1998:
Series B, 6.0%, 7/1/2019 (a)	3,350,000	4,083,617
Series B, 6.05%, 7/1/2018 (a)	770,000	932,817
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue:
5.25%, 7/1/2016 (a)	305,000	327,424
Prerefunded, 5.25%, 7/1/2016 (a)	845,000	910,285
San Francisco, CA, Core City General Obligation, 5.375%, 6/15/2017 (a)	1,540,000	1,661,799
San Joaquin Hills, CA, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010	1,500,000	1,344,015
ETM, Zero Coupon, 1/1/2014	3,680,000	2,836,102
ETM, 7.4%, 1/1/2007	6,000,000	6,020,040
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015 (a)	12,065,000	8,835,682
Series A, Zero Coupon, 1/15/2016 (a)	3,485,000	2,441,068
Series A, Zero Coupon, 1/15/2017 (a)	3,965,000	2,647,272
Series A, Zero Coupon, 1/15/2018 (a)	2,640,000	1,684,452
Series A, Zero Coupon, 1/15/2019 (a)	3,185,000	1,937,881
San Jose, CA, School District General Obligation, Santa Clara County, Series D, 5.25%, 8/1/2016 (a)	3,060,000	3,282,278
San Jose, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2015 (a)	2,570,000	1,852,507
Series A, Zero Coupon, 8/1/2017 (a)	1,350,000	886,599
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (a)	1,760,000	2,119,779
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021 (a)	1,400,000	1,621,774
Santa Ana, CA, Other General Obligation, Police Administration and Holding Facility, Series A, 6.25%, 7/1/2024 (a)	2,000,000	2,541,680
Santa Barbara, CA, High School District, Election 2000, Series B, 5.0%, 8/1/2029 (a)	6,430,000	6,891,224
Santa Clara County, CA, Hospital & Healthcare Revenue, Financing Authority, VMC Replacement Project, Series A, 7.75%, 11/15/2008 (a)	3,250,000	3,505,970
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017 (a)	1,005,000	1,158,624
5.5%, 9/1/2018 (a)	1,060,000	1,230,013
5.6%, 9/1/2019 (a)	1,115,000	1,313,191
5.6%, 9/1/2020 (a)	1,180,000	1,400,908
5.65%, 9/1/2024 (a)	1,445,000	1,753,117
5.65%, 9/1/2025 (a)	1,520,000	1,858,778
5.65%, 9/1/2026 (a)	1,605,000	1,972,898
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (a)	3,675,000	4,371,633
Series B, 7.25%, 8/1/2013 (a)	3,400,000	4,147,796
Santaluz, CA, Sales & Special Tax Revenue, Santaluz Community Facilities No. 2:
6.25%, 9/1/2021	1,995,000	2,028,217
6.375%, 9/1/2030	4,940,000	5,023,030
Southern California, Electric Revenue, Public Power Authority, Power Project, 6.75%, 7/1/2010	6,000,000	6,572,100
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,412,720
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	1,120,000	1,345,322
Series A, ETM, 5.75%, 7/1/2021	880,000	1,028,553
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (a)	3,600,000	1,862,568
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 (a)	1,250,000	894,150
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016 (a)	2,000,000	1,366,780

West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza, 5.75%, 9/1/2009	865,000	898,467

		688,404,244
Puerto Rico 6.6%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.25%, 7/1/2022	2,000,000	2,194,860
Puerto Rico, Electric Revenue, Electric Power Authority:
Series JJ, 5.375%, 7/1/2017 (a)	10,605,000	12,123,848
Series KK, 5.5%, 7/1/2016 (a)	10,000,000	11,515,300
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2015 (a)	2,190,000	2,345,490
Series A, 5.625%, 7/1/2016 (a)	2,215,000	2,373,815
5.625%, 7/1/2017 (a)	2,345,000	2,511,894
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,160,160
Puerto Rico, Sales & Special Tax Revenue, Commonwealth Infrastructure Finance Authority, Series A, 5.5%, 10/1/2020	2,000,000	2,163,200
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority:
Series Z, 6.0%, 7/1/2018 (a)	7,250,000	8,775,110
Series Z, 6.25%, 7/1/2014 (a)	1,000,000	1,179,240
Series A, 6.25%, 7/1/2016 (a)	750,000	909,555
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (a)	3,665,000	4,182,535
5.65%, 7/1/2015 (a)	1,000,000	1,145,610
6.5%, 7/1/2015 (a)	4,000,000	4,855,041

		57,435,658
Virgin Islands 1.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	7,500,000	8,336,325

Total Municipal Bonds and Notes (Cost $684,760,194)		754,176,227
Municipal Inverse Floating Rate Notes 23.8%
California 15.7%
Big Bear Lake, CA, Water Revenue, 6.0%, 4/01/2015 (d)	3,400,000	3,901,772
Trust Big Bear Lake, CA,, Water & Sewer Revenue RITES-PA 597A, Series B, 144A, 8.275%, 10/1/2010, Leverage Factor at purchase date: 2 to 1 (a)
Big Bear Lake, CA, Water Revenue, 6.0%, 4/01/2022 (d)	13,500,000	16,400,070
Trust Big Bear Lake, CA,, Water & Sewer Revenue RITES-PA 597B, Series A, 144A, 8.275%, 4/1/2015, Leverage Factor at purchase date: 2 to 1 (a)
California, State, Department Water Resource, Power Supply Revenue, Series A, 5.375%, 5/01/2018 (d)	15,000,000	16,548,150
Trust California, Electric Revenue, Department Water Supply, Series 309, 144A,, 7.025%, 5/1/2018, Leverage Factor at purchase date: 2 to 1 (a)
California, State Economic Recovery, Series A, 5.0%, 7/01/2015 (d)	15,300,000	16,811,640
Trust California, State Economic Recovery, RITES-PA 1262, 144A, 6.29%, 1/1/2012, Leverage Factor at purchase date: 2 to 1 (a)
Long Beach, CA, Harbor Revenue, Series A, 6.0%, 5/15/2016 (d)	8,430,000	9,816,735
Trust Long Beach, CA, Sales & Special Tax Revenue, RITES-PA 651A, 144A, AMT, 8.265%, 11/15/2012, Leverage Factor at purchase date: 2 to 1 (a)
Long Beach, CA, Harbor Revenue, Series A, 6.0%, 5/15/2019 (d)	10,600,000	12,606,474
Trust Long Beach, CA, Sales & Special Tax Revenue RITES-PA 651B, 144A, AMT, 8.269%,5/15/2015, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 5.25%, 7/01/2020 (d)	6,250,000	6,903,688
Trust Los Angeles, CA, Higher Education Revenue, Unified School District, RITES-PA 117, 144A, 6.76%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)
Los Angeles, CA, Unified School District, Series A, 6.0%, 7/01/2015 (d)	7,120,000	8,401,030
Trust Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589A, 144A, 8.275%, 7/1/2009, Leverage Factor at purchase date: 2 to 1 (a)

Los Angeles, CA, Unified School District, Series A, 6.0%, 7/01/2012 (d)	6,340,000	7,151,393
Trust Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589B, 144A, 8.275%, 7/1/2010, Leverage Factor at purchase date: 2 to 1 (a)
Los Angeles, CA, Unified School District, Series A, 6.0%, 7/01/2013 (d)	2,970,000	3,408,907
Trust Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589C, 144A, 8.275%, 7/1/2011, Leverage Factor at purchase date: 2 to 1 (a)
Los Angeles, CA, Unified School District, Series A, 6.0%, 7/01/2014 (d)	5,820,000	6,777,623
Trust Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589D, 144A, 8.275%, 1/1/2012, Leverage Factor at purchase date: 2 to 1 (a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/01/2012 (d)	2,570,000	2,755,811
Trust San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662B, 144A, 7.745%, 5/1/2012, Leverage Factor at purchase date: 2 to 1 (a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 5.75%, 5/01/2012 (d)	2,890,000	3,098,947
Trust San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662H, 144A, 7.745%, 5/1/2012, Leverage Factor at purchase date: 2 to 1 (a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/01/2013 (d)	2,730,000	2,917,660
Trust San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662C, 144A, 7.745%, 5/1/2013, Leverage Factor at purchase date: 2 to 1 (a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 5.75%, 5/01/2013 (d)	3,070,000	3,281,032
Trust San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662I, 144A, 7.745%, 5/1/2013, Leverage Factor at purchase date: 2 to 1 (a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/01/2014 (d)	2,890,000	3,088,659
Trust San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662D, 144A, 7.745%, 5/1/2014, Leverage Factor at purchase date: 2 to 1 (a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/01/2015 (d)	3,060,000	3,283,594
Trust San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662E, 144A, 7.745%, 5/1/2015, Leverage Factor at purchase date: 2 to 1 (a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.875%, 5/01/2016 (d)	3,250,000	3,500,380
Trust San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662F, 144A, 7.995%, 5/1/2016, Leverage Factor at purchase date: 2 to 1 (a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 6.0%, 5/01/2011 (d)	2,160,000	2,339,561
Trust San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662A, 144A, 8.245%, 5/1/2011, Leverage Factor at purchase date: 2 to 1 (a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 6.0%, 5/01/2011 (d)	2,730,000	2,956,945
Trust San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662G, 144A, 8.245%, 5/1/2011, Leverage Factor at purchase date: 2 to 1 (a)

		135,950,071
Puerto Rico 8.0%
Puerto Rico, Electric Power Authority, Power Revenue, Series EE, 5.0%, 7/01/2011 (d)	25,000,000	28,500,500

Trust Puerto Rico, Electric Revenue, Electric Power Authority, RITES-PA 1044, 144A, 10.879%, 7/1/2012, Leverage Factor at purchase date: 4 to 1 (a)
Puerto Rico, Commonwealth, 6.0%, 7/01/2014 (d)	10,000,000	11,616,500
Trust Puerto Rico, Sales & Special Tax Revenue, RITES-PA 620B, 144A, 8.305%, 7/1/2011, Leverage Factor at purchase date: 2 to 1 (a)
Puerto Rico, Commonwealth, Series A, 5.5%, 7/01/2020 (d)	13,250,000	15,607,307
Trust Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, RITES-PA 944B, 144A, 7.32%, 7/1/2016, Leverage Factor at purchase date: 2 to 1 (a)
Puerto Rico, Municipal Finance Agency, Series A, 5.75%, 8/01/2013 (d)	4,790,000	5,112,128
Trust Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, RITES-PA 645B, 144A, 7.825%, 8/1/2013, Leverage Factor at purchase date: 2 to 1 (a)
Puerto Rico, Municipal Finance Agency, Series A, 5.875%, 8/01/2014 (d)	5,000,000	5,352,050
Trust Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, RITES-PA 645C, 144A, 8.075%, 8/1/2014, Leverage Factor at purchase date: 2 to 1 (a)
Puerto Rico, Municipal Finance Agency, Series A, 6%, 8/01/2015 (d)	4,450,000	4,777,386
Trust Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, RITES-PA 645D, 144A, 8.325%, 8/1/2015, Leverage Factor at purchase date: 2 to 1 (a)

70,965,871

Total Municipal Inverse Floating Rate Notes (Cost $189,886,782)	206,915,942
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $874,646,976)	110.4	961,092,169
Other Assets and Liabilities, Net	(10.4)	(90,257,614)

Net Assets	100.0	870,834,555

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2006.

(a)	Bond is insured by one of these companies:
As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	6.7
Financial Guaranty Insurance Company	10.6
Financial Security Assurance, Inc.	14.7
MBIA Insurance Corporation	28.5
Radian Asset Assurance, Inc.	1.4
XL Capital Assurance, Inc.	1.4
(b)	All or a portion of these securities represent collateral held in connection with open interest rate swaps.
(c)	Security incorporates a letter of credit from a major bank.
(d)	Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At November 30, 2006, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Depreciation ($)

1/15/2007 1/25/2027	14,400,000[1]	Fixed — 4.345%	Floating — BMA	(1,017,437)
1/25/2007 1/25/2027	15,800,000[1]	Fixed — 4.348%	Floating — BMA	(1,114,888)
10/16/2006 4/12/2027	23,000,000[2]	Fixed — 4.111%	Floating — BMA	(921,335)
11/2/2006 5/2/2027	30,000,000[3]	Fixed — 3.56%	Floating — BMA	(365,975)

Total net unrealized depreciation on open interest rate swaps				(3,419,635)

Counterparties:
1	State Street Bank and Trust Co.
2	Chase Securities, Inc.
3	Lehman Brothers, Inc.
BMA: Represents the Bond Market Association

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Management of the Registrant has determined that as of and prior to November 30, 2006, the Registrant's first fiscal quarter end, the Registrant had a material weakness in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140. Since November 30, 2006, but prior to the date of this filing, management has revised its internal control over financial reporting to improve the effectiveness of the controls to ensure that transactions in transfers of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over the same time periods had been accounting for such investments in a similar manner as the Registrant. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments.

(b)         There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Registrant's internal control over financial reporting was enhanced.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 13, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 13, 2007